Subsequent Event - Additional Information (Detail)	Aug. 10, 2015 USD ($)	Jul. 29, 2015 $ / shares	May. 12, 2015 USD ($)	May. 06, 2015 USD ($)	Mar. 09, 2012 $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Convertible preferred stock, conversion price | $ / shares					$ 60.00
Related party payable						$ 2,285,000	$ 11,000	$ 21,000
Co-Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual interest rate			0.50%	0.45%
Maturity date			Aug. 10, 2015	May 15, 2015
Related party payable			$ 2,000,000	$ 262,000
Related Party Transaction, Description			The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable August 10, 2015, but may be pre-paid by the Company without penalty at any time. See Note 12, Subsequent Events.	The Loan accrues interest at the annual rate of Forty-Five One-Hundredths Percent (0.45%) from the date the Loan was made until the Loan is paid in full, whether at maturity, by prepayment, or otherwise.
Co-Chairman and Chief Executive Officer [Member] | Unsecured Non Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount			$ 2,262,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio		0.0067
Subsequent Event [Member] | Co-Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Related party payable	$ 300,000
Related Party Transaction, Description	The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable September 10, 2015, but may be pre-paid by the Company without penalty at any time
Subsequent Event [Member] | Co-Chairman and Chief Executive Officer [Member] | Unsecured Non Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount	$ 2,562,000
Annual interest rate	50.00%
Maturity date	Sep. 10, 2015
Subsequent Event [Member] | Series H Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, conversion price | $ / shares		$ 1.7933